UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2009
                                               --------------

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    PilotRock Investment Partners GP, LLC
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Address: 1700 East Putnam Avenue
         --------------------------------------
         Old Greenwich, CT 06870
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Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
           -----------------------------
Title:     Managing Member
           -----------------------------
Phone:     (203) 698-8812
           -----------------------------

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         May 15, 2009
---------------------------         -----------------         ------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
                                            ------------------
Form 13F Information Table Entry Total:              20
                                            ------------------
Form 13F Information Table Value Total:              233864
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                                                  (thousands)

List of Other Included Managers:
Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-10619                   O'Malley, Jr., Thomas D.
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

====================================================================================================================================
                                                                                       Investment Discretion        Voting Authority
                                                                                       ---------------------        ----------------
                                                      Value               SH/  PUT/         Shared  Shared   Other
Issuer                 Class                CUSIP    (000's)     Shares   PRN  CALL   Sole  defined  other  Managers  Sole   Shared
====================================================================================================================================
============================================================ =========== ======== ========= ====== ========== ========= ============
                         SPONSORED
ABB LTD                  ADR              000375204    8269      593186    SH           X                      1       593186
------------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP         COM              001547108    3738      525000    SH           X                      1       525000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO      COM              025816109    3484      255600    SH   CALL    X                      1
------------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA         NY REGISTRY
LUXEMBOURG               SH               03938L104    4008      200000    SH   PUT     X                      1       200000
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC          COM              071813109    3842       75000    SH           X                      1        75000
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS           COM              20825C104    3916      100000    SH           X                      1       100000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC      COM              285512109    7422      408000    SH           X                      1       408000
------------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE PRODS
PARTNERS L               COM              293792107    4967      223238    SH           X                      1       223238
------------------------------------------------------------------------------------------------------------------------------------
EXELON CORP              COM              30161N101    7076      155889    SH           X                      1       155889
------------------------------------------------------------------------------------------------------------------------------------
GENTEK INC               COM NEW          37245X203    6963      398085    SH           X                      1       398085
------------------------------------------------------------------------------------------------------------------------------------
                         SPONSORED
GOLD FIELDS LTD NEW      ADR              38059T106    7129      628700    SH           X                      1       628700
------------------------------------------------------------------------------------------------------------------------------------
                         FTSE XNHUA
ISHARES TR               IDX              464287184   14265      500000    SH   PUT     X                      1       500000
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN ENERGY
PARTNER                  UT LTD PARTNER   494550106   13942      298421    SH           X                      1       298421
------------------------------------------------------------------------------------------------------------------------------------
                         GOLD MINER
MARKET VECTORS ETF TR    ETF              57060U100   12263      332500    SH           X                      1       332500
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC           CL A             57636Q104   10275       61349    SH           X                      1        61349
------------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER
CORP                     COM              697900108    6097      350000    SH           X                      1       350000
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD   COM              760975102   10207      236771    SH           X                      1       236771
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST          GOLD SHS         78463V107   11795      130650    SH           X                      1       130650
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST          GOLD SHS         78463V107   53563      593300    SH   CALL    X                      1
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                  UNIT SER 1       78462F103   40643      511100    SH   PUT     X                      1       511100
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                233864
------------------------------------------------------------------------------------------------------------------------------------


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